Other current assets	12 Months Ended
Dec. 31, 2013
Other current assets
Other current assets

9.              Other current assets

Other current assets consisted of the following:

	As of December 31,	As of December 31,
	2012	2013
	RMB	RMB
Input value-added tax recoverable	388,473	330,482
Income tax recoverable	57,741	47,819
Value-added tax refund from export sales	191,138	31,670
Prepaid input VAT & customs duty for import machinery and materials	2,096	14,226
Prepaid expenses	17,502	12,311
Prepayment for application of land use right	43,010	—
Foreign exchange forward contract instruments	79	237
Deferred issuance cost	10,873	—
Accounts receivable recovery from insurance companies	17,313	15,059
Entrusted loan to a related party	—	40,080
Deposit receivable	18,759	51,798
Current portion of land use rights	5,555	10,063
Amount due from related parties	1,137	3,356
Others	53,990	22,469
	807,666	579,570